Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Stock (in Dollars per share)	$ 0.72	$ 0.53
Expected term		4 years	10 years
Volatility		228.60%	32.00%
Risk-Free Interest Rate		1.90%	1.80%
Dividend Yield	0.00%	0.00%	0.00%
Minimum [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term	2 years
Volatility	30.00%
Risk-Free Interest Rate	0.21%
Maximum [Member]
Stock Compensation Expense and Warrants (Details) - Schedule of fair value of options and warrants granted [Line Items]
Expected term	6 years
Volatility	34.00%
Risk-Free Interest Rate	0.84%